UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22749

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

215-231-7050
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2015 (UNAUDITED)

Principal ($)		Value
	BONDS & NOTES (15.06%)
	ASSET BACKED SECURITIES (1.44%)(a)
1,750,000	ACA CLO 2007-1, Ltd., 0.000% 06/15/2022(b)	$669,375
		669,375
	COMMERCIAL MORTGAGE BACKED SECURITIES (13.62%)
200,000	Banc of America Commercial Mortgage Trust 2006-4, 5.734% 08/10/2016(c)(d)	200,707
500,000	Banc of America Commercial Mortgage Trust 2007-3, 5.576% 06/10/2017(d)	522,684
1,250,000	Commercial Mortgage Trust 2005-GG5, 5.238% 10/10/2015(c)(d)	1,258,646
1,671,950	EuroProp EMC SA, 8.000% 07/30/2015(d)	2,079,612
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.391% 01/15/2016(d)	1,010,415
300,000	LB-UBS Commercial Mortgage Trust 2007-C1, 5.514% 02/15/2040	309,499
500,000	Morgan Stanley Capital I Trust 2006-HQ8, 5.498% 03/12/2044(d)	500,102
200,000	Morgan Stanley Capital I Trust 2007-HQ11, 5.538% 02/12/2044(c)(d)	203,292
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.660% 04/15/2017(d)	259,506
		6,344,463
	TOTAL BONDS & NOTES
	(Cost $7,073,355)	7,013,838

Shares		Value
	COMMON STOCKS (6.04%)
	INVESTMENT COMPANIES (6.04%)
38,750	Ares Capital Corp.(c)	649,063
24,785	Golub Capital BDC, Inc.(c)	429,276
33,070	Main Street Capital Corp.(c)	1,020,871
29,940	New Mountain Finance Corp.(c)	452,693
14,972	Saratoga Investment Corp.	260,812
		2,812,715

	TOTAL COMMON STOCKS
	(Cost $2,787,486)	2,812,715

	PREFERRED STOCKS (7.68%)
	REAL ESTATE INVESTMENT TRUSTS (7.68%)
13,900	Annaly Capital Management, Series D, 7.500%(c)	344,025
24,208	Campus Crest Communities, Inc., Series A, 8.000%(c)	587,044
9,820	Digital Realty Trust, Inc., Series H, 7.375%(c)	266,907
10,305	Digital Realty Trust, Inc., Series F, 6.625%(c)	265,560
16,497	NorthStar Realty Finance Corp., Series D, 8.500%(c)	424,138
20,700	NorthStar Realty Finance Corp., Series C, 8.875%(c)	538,200
17,464	Pennsylvania Real Estate Investment Trust, Series B, 7.375%(c)	455,636
10,672	PS Business Parks, Inc., Series S, 6.450%(c)	276,618
10,127	Retail Properties of America, Inc., Series A, 7.000%(c)	259,251
6,173	WP GLIMCHER, Inc., Series D, 6.875%(c)	160,992
		3,578,371

	TOTAL PREFERRED STOCKS
	(Cost $3,562,402)	3,578,371

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS (90.36%)
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (21.87%)(a)(e)
2,981	American Realty Capital Healthcare Trust II	$69,845
4,839	Cole Credit Property Trust IV, Inc.	44,323
142,952	Cole Real Estate Income Strategy (Daily NAV), Inc.	2,603,152
37,823	Corporate Property Associates Global, Inc.	349,103
191,111	Corporate Property Associates Global, Inc. Class C	1,769,689
30,292	Dividend Capital Diversified Property Fund	161,459
446,837	Inventrust Properties Trust, Inc.	1,778,413
321,623	NorthStar Healthcare Income, Inc.	3,020,044
27,027	NorthStar Real Estate Income II	253,243
14,984	Phillips Edison Grocery Center REIT I, Inc.	137,104
		10,186,375
	PRIVATE REAL ESTATE INVESTMENT TRUSTS (18.53%)(a)(e)
480,678	Charter Hall Direct VA Trust	371,618
1,486	Clarion Lion Industrials Trust	1,892,638
4,011	Clarion Lion Properties Trust	4,818,742
67,940	Cottonwood Residential, Inc.	934,861
40,000	Reverse Mortgage Investment Trust, Inc.(c)(f)	616,000
		8,633,859
	TRADED REAL ESTATE INVESTMENT TRUSTS (49.96%)
8,075	Alexandria Real Estate Equities, Inc.(c)	748,795
7,609	AvalonBay Communities, Inc.(c)	1,266,899
83,983	Blackstone Mortgage Trust, Inc., Class A(c)	2,537,966
4,418	Boston Properties, Inc.(c)	574,473
83,055	CBL & Associates Properties, Inc.(c)	1,465,921
53,356	Colony Capital, Inc., Class A(c)	1,369,115
9,698	Digital Realty Trust, Inc.(c)	640,456
16,588	EPR Properties, Inc.(c)	956,630
8,175	Essex Property Trust, Inc.(c)	1,819,919
19,613	Extra Space Storage, Inc.(c)	1,373,498
46,667	Great Ajax Corp.(c)	635,138
15,216	Kilroy Realty Corp.(c)	1,050,969
18,785	National Retail Properties, Inc.(c)	704,625
12,842	Omega Healthcare Investors, Inc.(c)	462,697
45,733	Pebblebrook Hotel Trust(c)	1,961,031
85,280	RLJ Lodging Trust(c)	2,578,014
6,596	SL Green Realty Corp.(c)	782,681
13,332	STAG Industrial, Inc.(c)	283,972
15,311	Sun Communities, Inc.(c)	966,277
16,417	Ventas, Inc.(c)	1,092,059
		23,271,135

	TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS
	(Cost $41,338,949)	42,091,369

	SHORT TERM INVESTMENTS (1.20%)
557,084	Dreyfus Treasury Cash Management, Institutional Class, 0.01% (g) (Cost $557,084)	557,084

	TOTAL SHORT TERM INVESTMENTS
	(Cost $557,084)	557,084

		Value
	TOTAL INVESTMENTS (120.34%)
	(Cost $55,319,276)	$56,053,377

	LIABILITIES IN EXCESS OF OTHER ASSETS (-20.34%)	(9,474,140)

	NET ASSETS (100.00%)	$46,579,237

(a)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $19,489,609 or 41.84% of net assets.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	All or a portion of each of these securities may be segregated as collateral for line of credit. (See Note 7)
(d)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2015.
(e)	Illiquid security. See below.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2015, the aggregate market value of those securities was $616,000, representing 1.32% of net assets.
(g)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2015.

Securities determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

Information related to the illiquid securities is as follows:

				% of Net
Date(s) of Purchase	Security	Cost	Value	Assets
11/08/13	American Realty Capital Healthcare Trust II	$70,008	$69,845	0.15%
04/15/14	Charter Hall Direct VA Trust	449,712	371,618	0.80%
01/01/14-04/01/15	Clarion Lion Industrials Trust	1,800,000	1,892,638	4.06%
01/01/14-04/01/15	Clarion Lion Properties Trust	4,439,251	4,818,742	10.34%
05/22/13	Cole Credit Property Trust IV, Inc.	45,000	44,323	0.10%
04/17/14-04/30/15	Cole Real Estate Income Strategy (Daily NAV), Inc.	2,525,000	2,603,152	5.59%
11/05/13-05/30/14	Corporate Property Associates Global, Inc.	340,404	349,103	0.75%
03/12/15	Corporate Property Associates Global, Inc. Class C	1,720,000	1,769,689	3.80%
02/24/14-07/21/14	Cottonwood Residential, Inc.	840,000	934,861	2.01%
04/05/13-11/12/14	Dividend Capital Diversified Property Fund	160,267	161,459	0.35%
02/06/15	Inventrust Properties Trust, Inc.	1,573,365	1,778,413	3.82%
11/27/13-03/12/15	NorthStar Healthcare Income, Inc.	3,045,004	3,020,044	6.48%
03/11/14-05/30/14	NorthStar Real Estate Income II	250,000	253,243	0.54%
08/07/13-11/25/13	Phillips Edison Grocery Center REIT I, Inc.	140,002	137,104	0.29%
02/06/14-06/06/14	Reverse Mortgage Investment Trust, Inc.	616,500	616,000	1.32%
	Total	$18,014,513	$18,820,234	40.40%

Additional information on investments in private real estate investment trusts:(a)
Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of May 31, 2015
$371,618	Charter Hall Direct VA Trust	N/A	N/A	$–
1,892,638	Clarion Lion Industrials Trust	Quarterly	90	500,000
4,818,742	Clarion Lion Properties Trust	Quarterly	90	–
934,861	Cottonwood Residential, Inc.	Daily	60	–
616,000	Reverse Mortgage Investment Trust, Inc.	N/A	IPO(b)	–

(a)	The fair values of these investments have been estimated using the net asset value per share of the investments and adjusted as necessary for any changes in market conditions.
(b)	Redemption eligible after the completion of the Initial Price Offering (IPO).

REITS - Real Estate Investment Trusts.

Resource Real Estate Diversified Income Fund
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

1. ORGANIZATION
Resource Real Estate Diversified Income Fund (the “Trust” or the “Fund”) was organized as a Delaware statutory trust on August 1, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s primary investment objective is to produce current income, with a secondary objective to achieve a long-term capital appreciation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets (defined in net assets plus the amount of any borrowing for investment purposes) in real estate and real estate related industry securities, primarily in income producing equity and debt securities.

The Fund currently offers Class A, Class C, Class W, Class I, Class U, Class T and Class D shares. Class A shares commenced operations on March 12, 2013, Class C and Class I shares commenced operations on August 1, 2014, Class W shares commenced operations on November 24, 2014 and Class U, Class T and Class D shares commenced operations on February 13, 2015. Class W, Class I and Class D shares are offered at net asset value. Class A and Class U shares are offered at net asset value plus a maximum sales charge of 6.50% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for Shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C and Class T shares are offered at net asset value plus a maximum sales charge of 1.50% and may also be subject to a 1.00% early withdrawal charge, which will be deducted from repurchase proceeds, for Shareholders tendering shares fewer than 365 days after the original purchase date. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The information contained herein was prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts as of the reporting period. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by Resource Real Estate, Inc. (the “Adviser”), those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (NAV).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market.

Valuation of Public Non-Traded REITs – The Fund invests a significant portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potentially illiquidity discounts.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015for the Fund’s assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Bonds & Notes
Asset Backed Securities	$–	$–	$669,375	$669,375
Commercial Mortgage Backed Securities	–	4,264,851	2,079,612	6,344,463
Common Stocks(a)	2,812,715	–	–	2,812,715
Preferred Stocks	3,578,371	–	–	3,578,371
Real Estate Investment Trusts - Common Stocks
Public Non-Traded Real Estate Investment Trusts	–	–	10,186,375	10,186,375
Private Real Estate Investment Trusts	–	–	8,633,859	8,633,859
Traded Real Estate Investment Trusts	23,271,135	–	–	23,271,135
Short Term Investments	557,084	–	–	557,084
TOTAL	$30,219,305	$4,264,851	$21,569,221	$56,053,377

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Bonds & Notes	Real Estate Investment Trusts- Common Stock
Beginning balance	$3,019,775	$10,397,741
Accrued discount/premium	(105)	–
Total realized gain (loss)	92,856	20
Change in unrealized appreciation (depreciation)	(150,951)	102,522
Cost of purchases	2,081,127	8,276,412
Proceeds from sales	(2,293,715)	43,539
Net transfers in/out of level 3	–	–
Ending balance	2,748,987	18,820,234
Net change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to level 3 investments still held at May 31, 2015	(69,970)	170,938

3. TAX BASIS INFORMATION
As of May 31, 2015 the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Resource Real Estate Diversified Income Fund	$1,662,140	$(1,061,146)	$600,994	$55,452,383

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	July 22, 2015

By:	/s/ Steven R. Saltzman
Steven R. Saltzman
Treasurer (Principal Financial Officer)

Date:	July 22, 2015